Exceptional items - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Exceptional items
Net exceptional finance expense	$ (64,000,000)	$ (67,000,000)	$ (124,000,000)	$ (117,000,000)
Tax charge / (Credit)	16,000,000	10,000,000	17,000,000	6,000,000
Exceptional items.
Exceptional items
Net charge	5,000,000	21,000,000	12,000,000	18,000,000
Start-up related and other costs	1,000,000	3,000,000	2,000,000	5,000,000
Impairment - property, plant and equipment				10,000,000
Transaction-related and other costs	3,000,000	1,000,000	6,000,000	2,000,000
Net exceptional finance expense	(2,000,000)	(8,000,000)	(5,000,000)	(2,000,000)
Movement In Fair Value				3,000,000
Tax charge / (Credit)	$ (1,000,000)	$ (1,000,000)	$ (1,000,000)	(1,000,000)
Americas | Exceptional items.
Exceptional items
Start-up related and other costs				3,000,000
Europe | Exceptional items.
Exceptional items
Start-up related and other costs				$ 2,000,000